Property, Plant and Equipment, Net - Capitalization Interest and Capitalization Interest Rate Applied Related to Property, Plant and Equipment (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Capitalization interest	$ 9,762	$ 15,114	$ 18,542
Capitalization interest rate applied	1.4909%	1.7822%	1.7582%